Cost Method Investment	12 Months Ended
Dec. 31, 2016
Cost Method Investment [Abstract]
COST METHOD INVESTMENT
9.	COST METHOD INVESTMENT

In 2014, the Group made a cost method investment of $81,064. Furthermore, the Group sold its equity interests in Ocean Butterflies Holdings Inc. to a third party, which was fully impaired as of December 31, 2011. Gains from the sale of cost method investment recognized in the consolidated statement of comprehensive income for the year ended December 31, 2014 was $4,337,736, of which $2,168,868 was remained receivable as of December 31, 2014. In April, 2015, the Group collected $2,168,868, the remaining consideration related to the sale of Ocean Butterflies Holdings Inc.

In May 2015, the Group sold a cost method investment to third parties, which was acquired during 2012 and 2013, and recognized a gain from the sale of cost method investment of $4,648,302 in the consolidated statement of comprehensive income for the year ended December 31, 2015.

In December 2015, the Group entered a series of arrangements to dispose its 90% equity interests in CFO Securities Consulting with third parties. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $477,393 was recognized in the consolidated balance sheets. (Note 11)

In April 2016, the Group completed the disposal of its 90% equity interests in Shanghai Meining Computer Software Co., Ltd (''CFO Meining'') to third parties, based on the arrangements signed in December 2015. With the assistance of a third party appraiser, the fair value of the 10% retained noncontrolling investment of $807,265 was recognized in the consolidated balance sheets. (Note 11)

In December 2016, the Group made a cost method investment of $216,232.

As a result, the carrying balance of cost method investment was $554,392 and $1,542,454 as of December 31, 2015 and 2016, respectively.

The following table presents changes in cost method investment for the twelve-month period ended December 31, 2015 and 2016, respectively:

	December 31,
	2015	2016

Beginning balance	$1,217,617	$554,392
Acquisitions	-	216,232
Consideration of disposal	(5,790,369)	-
Gain from sale of cost method investment	4,648,302	-
Fair value adjustment of retained noncontrolling investment	477,393	807,265
Exchange difference	1,449	(35,435)
Ending balance	$554,392	$1,542,454

These investments are recorded as cost method investments, as the Group did not have a significant influence to the investee. There was no impairment of the Group's cost method investment for the year ended December 31, 2015 and 2016.